FAIR VALUE MEASUREMENTS - GROSS HOLDING & HELD TO MATURITY SECURITIES (Details) - U.S. Treasury Securities - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	$ 285,882,793	$ 309,688,279
Gross Holding Loss	(7,102)
Gross Holding Gain		2,018
Fair Value	$ 285,875,691	$ 309,690,297